SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercised	612,500
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Beginning Balance outstanding at January 1, 2022	400,000
Weighted average exercise price outstanding at January 1, 2022 | $ / shares	$ 1.30
Granted		400,000
Weighted average exercise price granted | $ / shares		$ 1.30
Exercised
Weighted average exercise price exercised | $ / shares
Expired
Weighted average exercise price Expired | $ / shares
Ending Balance outstanding at December 31, 2022	400,000	400,000
Weighted average exercise price ending outstanding at December 31, 2022 | $ / shares		$ 1.30